Notes Payable (Details) - HZO, Inc. and Subsidiaries - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt
Total notes payable	$ 2,043,860	$ 49,217
Less current portion	(22,254)	(21,923)	$ (16,349)
Net long-term portion of notes payable	$ 2,021,606	27,294
Interest rate	6.00%
Unsecured term loan
Debt
Total notes payable	$ 2,000,000
Equipment financing
Debt
Total notes payable	$ 43,860	$ 49,217
Equipment financing | Minimum
Debt
Interest rate	4.50%
Equipment financing | Maximum
Debt
Interest rate	6.40%